Retirement Benefits (Narrative) (Details) - USD ($) $ in Millions				3 Months Ended																12 Months Ended
		Jan. 03, 2017	Oct. 01, 2016	Sep. 30, 2016		Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[1]	Sep. 30, 2015		Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	[1]	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Recognized settlement losses				$ (2.1)	[1]	$ (1.0)		$ (2.0)		$ 0.0		$ (6.0)	[1]	$ (1.4)		$ (11.9)		$ 0.0		$ (5.1)	[1]	$ (19.3)	[1]	$ (5.2)
Shares of Common Stock in ESOP				3,031,534																3,031,534
Defined contribution plan, cost recognized																				$ 34.6		36.8		38.6
Electronic Materials [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Decrease in underfunded status of pension plan due to transfer of pension assets and olbigations			$ 24.0
Decrease in accumulated other comprehensive loss, net of tax, due to transfer pension unrecognized losses			5.0
Performance Materials [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Decrease in underfunded status of pension plan due to transfer of pension assets and olbigations		$ 8.0
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions																				79.3
Recognized settlement losses																				(5.1)		(19.3)		(5.2)
ABO for all defined benefit pension plans				$ 4,954.9								4,444.8								$ 4,954.9		4,444.8
Average remaining service period																				approximately 10 years
Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Total expected contributions for next fiscal year																				$ 65.0
Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Total expected contributions for next fiscal year																				85.0
Not Funded Jurisdictional Practice [Member]
Defined Benefit Plan Disclosure [Line Items]
ABO for plans with obligation in excess plan assets				108.0																108.0
PBO for plans with obligation in excess plan assets				115.3																115.3
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions																				13.9		63.1
Recognized settlement losses																				(5.1)		(18.9)		(4.8)
Recognized curtailment gain (loss)																				0.0		(5.3)		$ 0.0
Benefits paid																				197.4		181.8
ABO for plans with obligation in excess plan assets				$ 3,242.5								$ 2,689.2								$ 3,242.5		$ 2,689.2
Discount rate	[2]																			4.30%		4.30%		4.80%
Accumulated postretirement benefit obligation discount rate				3.50%								4.40%								3.50%		4.40%
Net actuarial loss				$ 1,273.6								$ 1,052.2								$ 1,273.6		$ 1,052.2
Actuarial loss estimated																				88.8
U.S. [Member] | Business Restructuring and Cost Reduction Actions [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized curtailment gain (loss)																						(4.5)
U.S. Lump Sum Cash Payment [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid																				52.9
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions																				65.4		74.4
Recognized settlement losses																				(1.3)		(2.3)		$ (0.7)
Recognized curtailment gain (loss)																				1.1		0.0		$ 0.0
Benefits paid																				46.6		50.3
ABO for plans with obligation in excess plan assets				$ 1,673.6								$ 1,498.0								$ 1,673.6		$ 1,498.0
Discount rate	[2]																			3.30%		3.60%		4.30%
Accumulated postretirement benefit obligation discount rate				2.00%								3.40%								2.00%		3.40%
Net actuarial loss				$ 769.6								$ 634.0								$ 769.6		$ 634.0
Actuarial loss estimated																				55.9
International [Member] | Business Restructuring and Cost Reduction Actions [Member]
Defined Benefit Plan Disclosure [Line Items]
Recognized curtailment gain (loss)																				1.1
International [Member] | Electronic Materials [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Decrease in underfunded status of pension plan due to transfer of pension assets and olbigations			$ 3.0
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid																				$ 12.3		$ 9.3
Discount rate																				2.40%		2.60%		2.40%
Accumulated postretirement benefit obligation discount rate				1.90%								2.40%								1.90%		2.40%
Net actuarial loss				$ 18.7								$ 11.9								$ 18.7		$ 11.9
Actuarial loss estimated																				$ 0.2

[1]	For additional information, see Note 16, Retirement Benefits.
[2]	Effective in 2016, the Company began to measure the service cost and interest cost components of pension expense by applying spot rates along the yield curve to the relevant projected cash flows, as we believe this provides a better measurement of these costs. The 2016 discount rates used to measure the service cost and interest cost of our U.S. pension plans were 4.5% and 4.1%, respectively. The rates used to measure the service cost and interest cost of our major International pension plans were 3.4% and 3.2%, respectively. The previous method would have used a single discount rate for both service and interest costs. The Company has accounted for this as a change in accounting estimate and, accordingly, has accounted for it on a prospective basis. This change does not affect the measurement of the total benefit obligation.